File Nos. 333-235734
811-23504

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 35

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 38

AIM ETF PRODUCTS TRUST
(Exact Name of Registrant as Specified in Charter)

5701 GOLDEN HILLS DRIVE, MINNEAPOLIS, MN 55416-1297
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (763) 765-7453

Amanda Farren, Chief Legal Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service of Process)

With Copy to:
J. Stephen Feinour, Jr., Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b)
[X] on September 14, 2024, pursuant to paragraph (b)
[  ] 60 days after filing pursuant to paragraph (a)(1)
[_]             on [Date] pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_]             on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A relates only to AllianzIM Managed Buffer10 Allocation ETF and AllianzIM Managed Buffer20 Allocation ETF (the “Funds”) and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

EXPLANATORY NOTE

Post-Effective Amendment No. 32 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 35 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 32”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act on May 2, 2024 (EDGAR Accession No. 0001137439-24-000981), relating to the Funds. Post-Effective Amendment No. 34 was filed on July 15, 2024 pursuant to Rule 485(b)(1)(iii) under the Securities Act to extend the effective date of Post-Effective Amendment No. 32 to August 15, 2024.

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this PEA No. 35 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 38 under the Investment Company Act) is being filed solely to designate September 14, 2024, as the new effective date for PEA No. 32.

The Prospectuses, Statement of Additional Information, and Part C for the Funds included in PEA No. 32 are incorporated by reference into this PEA No. 35.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Golden Valley and the State of Minnesota, on the 14th day of August, 2024.

                                                                                                                                                                                    AIM ETF PRODUCTS TRUST
                                                                                                                                                                                                    (Registrant)

                                                                                                                                                                                    By: /s/ Brian Muench
                                                                                                                                                                                    Brian Muench, Trustee, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                                                                     Title                                                                                                      Date

/s/ Brian Muench                                                                        Trustee, President and Principal                                                          August 14, 2024
Brian Muench                                                                             Executive Officer

/s/ Monique Labbe                                                                      Treasurer, Principal Accounting                                                         August 14, 2024
Monique Labbe                                                                          Officer and Principal Financial Officer

/s/ Peggy L. Ettestad*                                                                 Trustee                                                                                                 August 14, 2024
Peggy L. Ettestad

/s/ Tamara Lynn Fagely*                                                            Trustee                                                                                                 August 14, 2024
Tamara Lynn Fagely

/s/ Richard H. Forde*                                                                Trustee                                                                                                   August 14, 2024
Richard H. Forde

/s/ Jack Gee*                                                                             Trustee                                                                                                   August 14, 2024
Jack Gee

/s/ Claire R. Leonardi*                                                             Trustee                                                                                                   August 14, 2024
Claire R. Leonardi

*By:	/s/ Brian Muench Brian Muench Attorney-in-Fact

(Pursuant to Power of Attorney filed with PEA No. 11 to the Registrant’s Registration Statement and incorporated by reference herein)